Schedule of Consideration Transferred Recognized as a Charge to Equity (Details) - Yerbae Brands Corp [Member] $ in Millions	Feb. 08, 2023 USD ($)
Business Acquisition [Line Items]
Fair value of consideration paid	$ 6.5
Net assets acquired (cash)	(0.6)
Charge to additional paid in capital	$ 5.9